INCOME TAXES (Schedule of Provision of Income Tax Rates to Loss Before Income Tax) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Major components of tax expense (income) [abstract]
Canadian statutory tax rate	27.00%	27.00%
(Loss) income before income taxes	$ (6,574,374)	$ 5,893,268
Income tax (recovery) expense computed at Canadian statutory rates	(1,775,081)	1,591,182
Foreign tax rates different from statutory rate	218,388	(324,652)
Permanent items and other	3,633,845	614,589
Change in unrecognized deferred tax assets	(2,078,112)	(1,881,119)
Adjustments in respect of prior years	960
Income tax expense